7. Property and Equipment (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Schedule of property and equipment

At March 31, 2020 and December 31, 2019, property and equipment consisted of the following:

	March 31, 2021	December 31, 2020
Warehouse	$3,789,773	$3,789,773
Land	731,515	731,515
Building Improvement	238,666	238,666
Furniture and fixture	27,631	27,631
Equipment	48,378	48,378
Software	1,995	1,995
Total cost	4,837,958	4,837,958
Less accumulated depreciation	(385,985)	(345,448)
Property and equipment, net	$4,451,973	$4,492,510

At December 31, 2020 and 2019, property and equipment consisted of the following:

	December 31, 2020	December 31, 2019
Warehouse	$3,789,773	$3,789,773
Land	731,515	731,515
Building Improvement	238,666	238,666
Furniture and fixture	27,631	27,631
Equipment	48,378	47,064
Software	1,995	1,995
Total cost	4,837,958	4,836,644
Less accumulated depreciation	(345,448)	(183,206)
Property and equipment, net	$4,492,510	$4,653,438